ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income Loss [Abstract]
Unrealized Gain (Loss) on Investments	$ 17	$ 8	$ 82
Accumulated other comprehensive income (loss)	17	8	82
Unrealized Gain Loss On Investments [Abstract]
Net unrealized gains (losses) arising during the year	11	(58)	28
(Gains) losses reclassified into net earnings (loss) during the year	7	(44)	3
Net unrealized gains (losses) on investments	18	(102)	31
Adjustments for DAC and VOBA	(9)	28	(4)
Total other comprehensive income (loss), net of income taxes	9	(74)	27
Other Comprehensive Income (Loss), Tax, Parenthetical Disclosures [Abstract]
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax	5	(40)	15
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Available for sale securities, Tax	$ (6)	$ 24	$ (2)